Selected Quarterly Data (unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Selected Quarterly Data (unaudited)
Selected Quarterly Data (unaudited)

2018	Fourth	Third	Second	First
Revenue	$799.3	$761.1	$770.2	$736.2
Cost of sales	412.5	369.8	431.5	360.0
Operating expenses(1)	246.2	237.9	252.5	245.2
Asset Impairment, restructuring, and other special charges	46.0	12.4	68.0	2.4
Interest expense, net of capitalized interest	21.0	8.6	—	—
Income (loss) before income taxes	(2.2)	78.8	(40.0)	77.5
Income taxes	(18.6)	18.6	22.8	4.8
Net income (loss)	16.4	60.2	(62.8)	72.7
Earnings (loss) per share—basic and diluted	0.04	0.20	(0.21)	0.25

2017	Fourth	Third	Second	First
Revenue	$754.3	$697.1	$732.8	$704.8
Cost of sales	405.0	376.2	374.0	338.6
Operating expenses(1)	258.8	256.6	257.8	258.3
Asset Impairment, restructuring, and other special charges	185.8	23.7	58.8	106.8
Interest expense, net of capitalized interest	—	—	—	—
Income (loss) before income taxes	(155.4)	(9.1)	(15.2)	(52.9)
Income taxes	6.1	11.6	15.0	45.4
Net income (loss)	(161.5)	(20.7)	(30.2)	(98.3)
Earnings (loss) per share—basic and diluted	(0.55)	(0.07)	(0.10)	(0.34)
(1) Includes research and development and marketing, selling, and administrative expenses.